Inventories (Tables)	12 Months Ended
Mar. 27, 2021
Inventory Disclosure [Abstract]
Summary of Inventories, Net of Reserves
Inventories, net of reserves, are summarized as follows:

	As of
	March 27, 2021	March 28, 2020
	(In thousands)
Raw materials and work in progress	$813	$1,174
Finished goods	96,976	100,725

	$97,789	$101,899

Continuity of the Inventory Reserves
Continuity of the inventory reserves are as follows (in thousands):

Balance March 31, 2018	$1,919
Additional charges	647
Deductions	(671)

Balance March 30, 2019	1,895
Additional charges	342
Deductions	(390)

Balance March 28, 2020	1,847
Additional charges	291
Deductions	(200)

Balance March 27, 2021	$1,938